Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Options outstanding (in shares)	0	0	0
Average number of outstanding awards of unvested shares (in shares)	1,500	1,100	1,000
Net income, basic	$ 225,492	$ 214,020	$ 162,668
Net income, diluted	$ 225,492	$ 214,020	$ 162,668
Basic Earnings Per Share
Basic earnings per share (in dollars per share)	$ 4.62	$ 4.32	$ 3.28
Diluted Earnings Per Share
Diluted earnings per share (in dollars per share)	$ 4.58	$ 4.29	$ 3.26
Voting Common Stock
Basic Earnings Per Share
Weighted average number of common shares issued (in shares)	49,423	50,214	50,145
Weighted average number of common shares held as treasury stock (in shares)	(619)	(619)	(619)
Weighted average number of participating shares (in shares)	48,804	49,595	49,526
Basic earnings per share (in dollars per share)	$ 4.62	$ 4.32	$ 3.28
Diluted Earnings Per Share
Weighted average number of common shares (in shares)	48,804	49,595	49,526
Net dilution impact related to awards of unvested common shares (in shares)	473	265	349
Weighted average number of diluted common shares (in shares)	49,277	49,860	49,875
Diluted earnings per share (in dollars per share)	$ 4.58	$ 4.29	$ 3.26